Financial instruments and management of financial risks (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial instruments, and the nature of certain risks to which they may be subject
Our financial instruments, and the nature of certain risks to which they may be subject, are as set out in the following table.

Risks
Market risks
Financial instrument	Accounting classification	Credit	Liquidity	Currency	Interest rate
Measured at amortized cost
Accounts receivable	AC(1)	X		X
Due from and to affiliated companies	AC(1)	X	X	X
Accounts payable and accrued liabilities	AC(1)		X	X
Provisions	AC(1)		X
Long-term debt	AC(1)		X		X
Measured at fair value
Cash and cash equivalents	FVTPL(2)	X		X	X
Foreign exchange and interest rate derivatives(3)	FVTPL/FVOCI(2)	X	X	X	X
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(1)For accounting recognition and measurement purposes, classified as amortized cost (AC). All such items, excluding our provisions for written put options, use other observable inputs (Level 2) for measuring fair value at the reporting date, while our provisions for written put options use unobservable inputs to determine the estimated redemption value (Level 3).
(2)For accounting recognition and measurement purposes, classified as fair value through net income (FVTPL). Unrealized changes in the fair values of financial instruments are included in net income unless the instrument is part of a cash flow hedging relationship. The effective portion of unrealized changes in the fair values of financial instruments held for hedging are included in other comprehensive income (FVOCI).
(3)Use of derivative financial instruments is subject to a policy which requires that no derivative transaction is to be entered into for the purpose of establishing a speculative or leveraged position (the corollary being that all derivative transactions are to be entered into for risk management purposes only) and sets criteria for the credit worthiness of the transaction counterparties.

Schedule of maximum exposure (excluding income tax effects) to credit risk
Excluding credit risk, if any, arising from interest rate and currency swaps settled on a gross basis, the best representation of our maximum exposure (excluding income tax effects) to credit risk, which is a worst-case scenario and does not reflect results we expect, is as set out in the following table:

As at December 31 (millions)	2024	2023
Cash and cash equivalents	$174	$127
Accounts receivable	454	498
Due from affiliated companies	16	62
Derivative assets	28	16
	$672	$703

Schedule of contractual maturities of undiscounted financial liabilities, non-derivative	The contractual maturities of our undiscounted financial liabilities as at December 31, 2024, including interest thereon (where applicable), are as set out in the following tables:

	Non-derivative				Derivative
			Composite long-term debt		Currency swap agreement amounts to be exchanged
Year (millions)	Non- interest bearing financial liabilities	Due to affiliated companies (Note 21(a))	Long-term debt, excluding leases(1) (Note 16)	Leases	(Receive)	Pay	Total
2025	$328	$231	$143	$82	$(161)	$151	$774
2026	81	—	139	71	(42)	31	280
2027	64	—	137	57	(41)	30	247
2028	48	—	1,104	42	(342)	325	1,177
2029	—	—	—	36	—	—	36
Thereafter	—	—	—	51	—	—	51
Total	$521	$231	$1,523	$339	$(586)	$537	$2,565
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(1)Future cash outflows in respect of associated interest and carrying costs for amounts drawn under our credit facilities (if any) have been calculated based upon the rates in effect at December 31, 2024.

Schedule of contractual maturities of undiscounted financial liabilities, derivative	The contractual maturities of our undiscounted financial liabilities as at December 31, 2024, including interest thereon (where applicable), are as set out in the following tables:

	Non-derivative				Derivative
			Composite long-term debt		Currency swap agreement amounts to be exchanged
Year (millions)	Non- interest bearing financial liabilities	Due to affiliated companies (Note 21(a))	Long-term debt, excluding leases(1) (Note 16)	Leases	(Receive)	Pay	Total
2025	$328	$231	$143	$82	$(161)	$151	$774
2026	81	—	139	71	(42)	31	280
2027	64	—	137	57	(41)	30	247
2028	48	—	1,104	42	(342)	325	1,177
2029	—	—	—	36	—	—	36
Thereafter	—	—	—	51	—	—	51
Total	$521	$231	$1,523	$339	$(586)	$537	$2,565
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(1)Future cash outflows in respect of associated interest and carrying costs for amounts drawn under our credit facilities (if any) have been calculated based upon the rates in effect at December 31, 2024.

Sensitivity analysis of exposure to market risks
The following sensitivity analysis of our exposure to foreign currency and interest rate risks at the reporting date has been determined based upon (i) a hypothetical change in foreign exchange rates taking place at the relevant statement of financial position date for the Canadian dollar, European euro and Philippine peso denominated balances and (ii) the hypothetical change in interest rates taking place at the beginning of the relevant fiscal year and being held constant through to the statement of financial position date, and the corresponding impact on that reporting period.

	Net income (loss)			Other comprehensive income (loss)			Comprehensive income (loss)
Years Ended December 31 (increase (decrease) in millions)	2024	2023	2022	2024	2023	2022	2024	2023	2022
Reasonably possible changes in market risks(1)
10% change in US$: CDN$ exchange rate
US$ appreciates	$16	$10	$8	$—	$—	$—	$16	$10	$8
US$ depreciates	$(22)	$(12)	$(8)	$—	$—	$—	$(22)	$(12)	$(8)
10% change in US$: Euro exchange rate
US$ appreciates	$7	$7	$14	$(54)	$(41)	$(44)	$(47)	$(34)	$(30)
US$ depreciates	$(7)	$(7)	$(14)	$48	$41	$44	$41	$34	$30
10% change in US$: Peso exchange rate
US$ appreciates	$(4)	$(3)	$(2)	$—	$—	$—	$(4)	$(3)	$(2)
US$ depreciates	$4	$3	$2	$—	$—	$—	$4	$3	$2
25 basis point change in market interest rate
Rate increases	$(3)	$(3)	$(1)	$—	$—	$—	$(3)	$(3)	$(1)
Rate decreases	$3	$3	$1	$—	$—	$—	$3	$3	$1
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(1)These sensitivities are hypothetical and should be used with caution. Changes in net income (loss) and/or other comprehensive income (loss) generally cannot be extrapolated because the relationship of the change in assumption to the change in net income and/or other comprehensive income may not be linear. In this table, the effect of a variation in a particular assumption on the amount of net income and/or other comprehensive income is calculated without changing any other factors; in reality, changes in one factor may result in changes in another, which might magnify or counteract the sensitivities. The sensitivity analysis assumes that we would realize the changes in exchange rates; in reality, the competitive marketplace in which we operate would have an effect on this assumption.
Schedule of derivative financial instruments measured at fair value on a recurring basis
The derivative financial instruments that we measure at fair value on a recurring basis subsequent to initial recognition are as set out in the following table; all such items use significant other observable inputs (Level 2) for measuring fair value at the reporting date.

		2024				2023
As at December 31 (millions)	Designation	Maximum maturity date	Notional amount	Fair value and carrying value	Price or rate	Maximum maturity date	Notional amount	Fair value and carrying value	Price or rate
Current assets(1)
Derivatives used to manage
Currency risks arising from Philippine peso denominated purchases	HFH[3]	2025	$30	$—	USD:1.00PHP:58.48	2024	$22	$12	USD:1.00 PHP:56.32
Currency risks arising from Euro business acquisition	HFT[2]	2025	$31	$12	USD:1.00 EUR:0.69	2024	$81	$2	USD:1.00 EUR:0.92
Interest rate risk associated with non-fixed rate credit facility amounts drawn	HFH[3]	2025	$9	$1	3.52%	2024	$9	$2	3.52%
Non-current assets(1)
Derivatives used to manage
Currency risks arising from Euro business acquisition	HFH[3]	2028	$387	$14	USD:1.00 EUR:0.88	—	$—	$—	—
Interest rate risk associated with non-fixed rate credit facility amounts drawn	HFH[3]	2028	$146	$1	—
Current liabilities(1)
Derivatives used to manage
Currency risks arising from Philippine peso denominated purchases	HFH[3]	2025	$89	$2	USD:1.00 PHP:56.66	2024	$17	$—	USD:1.00 PHP:54.94
Non-current liabilities(1)
Derivatives used to manage
Currency risks arising from Euro business acquisition	—	—	$—	$—	—	2028	$409	$10	USD:1.00 EUR:0.92
Interest rate risk associated with non-fixed rate credit facility amounts drawn	—	—	$—	$—	—	2028	$155	$2	3.52%
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(1)Notional amounts of derivative financial assets and liabilities are not set off.
(2)Foreign currency hedges are designated as held for trading (HFT) upon initial recognition; hedge accounting is not applied.
(3)Designated as held for hedging (HFH) upon initial recognition (cash flow hedging item); hedge accounting is applied. Unless otherwise noted, hedge ratio is 1:1 and is established by assessing the degree of matching between the notional amounts of hedging items and the notional amounts of the associated hedged items.

Schedule of gains and losses, excluding income tax effects, arising from derivative instruments that are classified as cash flow hedging items
The following table sets out the gains and losses, excluding income tax effects, arising from derivative instruments that are classified as cash flow hedging items and their location within the consolidated statements of income (loss) and comprehensive income (loss).
Credit risk associated with such derivative instruments, as discussed further in (b), would be the primary source of hedge ineffectiveness. There was no ineffective portion of derivative instruments classified as cash flow hedging items for the periods presented.

	Amount of gain (loss) recognized in other comprehensive income (effective portion)			Gain (loss) reclassified from other comprehensive income to income (effective portion)
	Amount				Amount
Years Ended December 31 (millions)	2024	2023	2022	Location	2024	2023	2022
Derivatives used to manage interest rate risk
Associated with non-fixed rate credit facility amounts drawn	$4	$2	$1	Interest expense	$(3)	$2	$(1)
	$4	$2	$1		$(3)	$2	$(1)
Derivatives used to manage currency risks
Arising from net investment in foreign operation	$39	$(29)	$37	Foreign exchange	$(15)	$—	$(9)
	$43	$(27)	$38		$(18)	$2	$(10)